Supplemental Condensed Combining Information (Details 1) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Operating Activities:
Net Income	$ 370,199,000	$ 309,633,000		$ 666,896,000	$ 574,064,000
Income (Loss) From Equity Method Investments	13,471,000	6,797,000		32,042,000	13,001,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				375,992,000	356,813,000
Change in deferred taxes, net				(25,696,000)	(72,560,000)
Stock Option Compensation Expense			$ 593,000	8,205,000	593,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(168,463,000)	127,204,000	168,463,000
Inventories, net			(128,741,000)	26,867,000	128,741,000
Prepaid expenses, other current and non-current assets			68,165,000	91,512,000	(68,165,000)
Accounts payable, accrued expenses and other current and non-current liabilities			161,979,000	62,995,000	161,979,000
Income tax payable			(31,846,000)	13,645,000	(31,846,000)
Net cash provided by (used in) operating activities			832,450,000	857,448,000	832,450,000
Investing Activities:
Purchases of property, plant and equipment			(417,751,000)	506,099,000	417,751,000
Proceeds from sale of property, plant and equipment			6,314,000	8,106,000	6,314,000
Net cash paid for acquisitions, investments and intangible assets			(100,591,000)	304,248,000	100,591,000
Proceeds from divestitures			34,432,000	146,904,000	34,432,000
Net cash (used in) provided by investing activities			(477,596,000)	(655,337,000)	(477,596,000)
Financing Activities:
Increase (decrease) of accounts receivable securitization program			14,250,000	51,000,000	(14,250,000)
Proceeds from exercise of stock options			53,762,000	20,938,000	53,762,000
Payment of dividends			(263,244,000)	(277,176,000)	(263,244,000)
Distributions to Noncontrolling interests			(123,754,000)	(144,772,000)	(123,754,000)
Contributions from noncontrolling interests			22,453,000	40,252,000	22,453,000
Cash provided by (used in) financing activities			(393,776,000)	(51,339,000)	(393,776,000)
Effect of exchange rate changes on cash and cash equivalents			(12,774,000)	22,463,000	(12,774,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(51,696,000)	173,235,000	(51,696,000)
Cash and cash equivalents at beginning of period			549,500,000	549,500,000	549,500,000	$ 549,500,000
Cash and cash equivalents at end of period	722,735,000	582,159,000		722,735,000	582,159,000	549,500,000
Guarantor 1 [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents					58,000
Total FMC-AG and Co. KGaA [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents					6,990,000
D GmbH [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents					275,000
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income				2,261,000	2,220,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties				(417,000)	(412,000)
Accounts payable, accrued expenses and other current and non-current liabilities				0
Income tax payable				38,000	44,000
Net cash provided by (used in) operating activities				1,882,000	1,852,000
Financing Activities:
Long-term debt and capital lease obligations, net				(1,788,000)	(1,794,000)
Cash provided by (used in) financing activities				(1,788,000)	(1,794,000)
Effect of exchange rate changes on cash and cash equivalents				94,000
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents					58,000
Cash and cash equivalents at beginning of period			1,000	2,000	1,000	1,000
Cash and cash equivalents at end of period	96,000	59,000		96,000	59,000	2,000
Guarantors [Member]
Cash and Cash Equivalents:
Cash and cash equivalents at beginning of period			1,000		1,000	1,000
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income				521,966,000	450,316,000
Income (Loss) From Equity Method Investments				(450,103,000)	(400,343,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				422,000	235,000
Change in deferred taxes, net				(15,525,000)	(14,055,000)
(Gain) Loss on sale of fixed assets and investments			(14,000)	(19,000)	(14,000)
Stock Option Compensation Expense				6,196,000	(1,421,000)
Write-off of loans from related parties				(415,000)
Equity Method Investments 2					5,567,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets				41,215,000	31,102,000
Accounts receivable from/payable to related parties				(731,559,000)	422,320,000
Accounts payable, accrued expenses and other current and non-current liabilities				35,222,000	27,531,000
Income tax payable				6,338,000	(7,367,000)
Net cash provided by (used in) operating activities				(586,262,000)	513,871,000
Investing Activities:
Purchases of property, plant and equipment				(102,000)	(142,000)
Proceeds from sale of property, plant and equipment				64,000	19,000
Disbursements of loans to related parties				217,040,000	(322,430,000)
Net cash paid for acquisitions, investments and intangible assets				(26,341,000)	(6,166,000)
Proceeds from divestitures				79,840,000	20,678,000
Net cash (used in) provided by investing activities				270,501,000	(308,041,000)
Financing Activities:
Short-term borrowings, net				597,565,000	53,000,000
Long-term debt and capital lease obligations, net				(13,391,000)	(13,390,000)
Proceeds from exercise of stock options				17,497,000	41,978,000
Payment of dividends				(277,176,000)	(263,244,000)
Cash provided by (used in) financing activities				324,495,000	(181,656,000)
Effect of exchange rate changes on cash and cash equivalents				4,405,000	(17,184,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				13,139,000	6,990,000
Cash and cash equivalents at beginning of period			117,000	448,000	117,000	117,000
Cash and cash equivalents at end of period	13,587,000	7,107,000		13,587,000	7,107,000	448,000
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income				14,254,000	7,570,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				28,893,000	24,362,000
Change in deferred taxes, net				(5,204,000)	1,407,000
(Gain) Loss on sale of fixed assets and investments				(134,000)	(61,000)
Write-off of loans from related parties				(5,393,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net				(7,657,000)	(9,829,000)
Inventories, net				(49,842,000)	(6,924,000)
Prepaid expenses, other current and non-current assets				(17,578,000)	(18,119,000)
Accounts receivable from/payable to related parties				170,435,000	(303,107,000)
Accounts payable, accrued expenses and other current and non-current liabilities				37,501,000	29,013,000
Net cash provided by (used in) operating activities				165,275,000	(275,688,000)
Investing Activities:
Purchases of property, plant and equipment				(40,949,000)	(34,799,000)
Proceeds from sale of property, plant and equipment				231,000	223,000
Disbursements of loans to related parties				0
Net cash paid for acquisitions, investments and intangible assets				(150,000)	(352,000)
Proceeds from divestitures				0
Net cash (used in) provided by investing activities				(40,868,000)	(34,928,000)
Financing Activities:
Short-term borrowings, net				(129,540,000)	311,337,000
Cash provided by (used in) financing activities				(129,473,000)	311,337,000
Effect of exchange rate changes on cash and cash equivalents				125,000	(446,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				(4,941,000)	275,000
Cash and cash equivalents at beginning of period			5,722,000	5,055,000	5,722,000	5,722,000
Cash and cash equivalents at end of period	114,000	5,997,000		114,000	5,997,000	5,055,000
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income				344,126,000	186,197,000
Income (Loss) From Equity Method Investments				(414,587,000)	(350,006,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(350,006,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets				(4,134,000)	157,584,000
Accounts receivable from/payable to related parties				53,546,000	85,185,000
Accounts payable, accrued expenses and other current and non-current liabilities				186,000	5,179,000
Income tax payable				(45,908,000)	(106,726,000)
Net cash provided by (used in) operating activities				(66,771,000)	(22,587,000)
Investing Activities:
Disbursements of loans to related parties				217,135,000	141,454,000
Net cash paid for acquisitions, investments and intangible assets				0
Net cash (used in) provided by investing activities				217,135,000	141,454,000
Financing Activities:
Long-term debt and capital lease obligations, net				(150,364,000)	(118,867,000)
Cash provided by (used in) financing activities				(150,364,000)	(118,867,000)
Cash and Cash Equivalents:
Cash and cash equivalents at end of period	0			0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income				686,692,000	693,531,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				361,347,000	348,849,000
Change in deferred taxes, net				(3,085,000)	(54,569,000)
(Gain) Loss on sale of fixed assets and investments				(5,596,000)	1,361,000
Stock Option Compensation Expense				2,009,000	2,014,000
Write-off of loans from related parties				0
Equity Method Investments 2				(28,292,000)	(9,100,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net				(120,976,000)	(159,047,000)
Inventories, net				11,256,000	(129,513,000)
Prepaid expenses, other current and non-current assets				(125,097,000)	(102,733,000)
Accounts receivable from/payable to related parties				489,268,000	(146,551,000)
Accounts payable, accrued expenses and other current and non-current liabilities				(9,574,000)	99,165,000
Income tax payable				55,668,000	64,312,000
Net cash provided by (used in) operating activities				1,313,620,000	607,719,000
Investing Activities:
Purchases of property, plant and equipment				(481,204,000)	(396,502,000)
Proceeds from sale of property, plant and equipment				7,811,000	6,072,000
Disbursements of loans to related parties				0	0
Net cash paid for acquisitions, investments and intangible assets				(304,098,000)	(94,115,000)
Proceeds from divestitures				129,034,000	34,432,000
Net cash (used in) provided by investing activities				(648,457,000)	(450,113,000)
Financing Activities:
Short-term borrowings, net				110,525,000	(320,062,000)
Long-term debt and capital lease obligations, net				(486,829,000)	180,593,000
Payments for repurchase of trust preferred securities					14,250,000
Increase (decrease) of accounts receivable securitization program				(51,000,000)	11,784,000
Proceeds from exercise of stock options				3,441,000
Payment of dividends				(16,290,000)
capital increase				12,433,000	42,000
Distributions to Noncontrolling interests				(144,772,000)	(123,754,000)
Contributions from noncontrolling interests				40,252,000	22,453,000
Cash provided by (used in) financing activities				(532,240,000)	(214,694,000)
Effect of exchange rate changes on cash and cash equivalents					4,856,000
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(52,232,000)	150,856,000	(52,232,000)
Cash and cash equivalents at beginning of period			628,015,000	544,443,000	628,015,000	628,015,000
Cash and cash equivalents at end of period	695,299,000	575,783,000		695,299,000	575,783,000	544,443,000
Combining Adjustment [Member]
Operating Activities:
Net Income				(902,403,000)	(765,770,000)
Income (Loss) From Equity Method Investments				864,690,000	750,349,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization				(14,670,000)	(16,633,000)
Change in deferred taxes, net				(1,882,000)	(5,343,000)
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			$ 750,349,000
Write-off of loans from related parties				5,808,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net				1,429,000	413,000
Inventories, net				11,719,000	7,696,000
Prepaid expenses, other current and non-current assets				14,082,000	331,000
Accounts receivable from/payable to related parties				53,762,000	17,258,000
Accounts payable, accrued expenses and other current and non-current liabilities				(340,000)	1,091,000
Income tax payable				(2,491,000)	17,891,000
Net cash provided by (used in) operating activities				29,704,000	7,283,000
Investing Activities:
Purchases of property, plant and equipment				16,156,000	13,692,000
Proceeds from sale of property, plant and equipment				0	0
Disbursements of loans to related parties				(434,175,000)	180,976,000
Net cash paid for acquisitions, investments and intangible assets				26,341,000	42,000
Proceeds from divestitures				(61,970,000)	(20,678,000)
Net cash (used in) provided by investing activities				(453,648,000)	174,032,000
Financing Activities:
Short-term borrowings, net				0	(7,084,000)
Long-term debt and capital lease obligations, net				434,174,000	(180,976,000)
Payment of dividends				16,290,000
capital increase				(12,433,000)	(42,000)
Cash provided by (used in) financing activities				438,031,000	(188,102,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				14,087,000
Cash and cash equivalents at beginning of period				(448,000)
Cash and cash equivalents at end of period	$ 13,639,000	$ (6,787,000)		$ 13,639,000	$ (6,787,000)	$ (448,000)